Property, plant and equipment - Disclosure of non-current operating assets by region (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	€ 183,373	€ 182,156
United Kingdom
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	93,309	87,646
Austria
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	48,533	49,460
Nordics
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	36,264	39,111
France
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	4,350	4,839
United States
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	781	934
Canada
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	€ 138	€ 166